TFA - Accounted for as sales - by transaction type (Details 6) - CHF (SFr) SFr in Millions	Jun. 30, 2017	Dec. 31, 2016
Transfer of Financial Assets Accounted for as Sales [Line Items]
Carrying amount derecognized	SFr 259	SFr 277
Gross cash proceeds received for assets derecognized	319	340
Fair value of transferred assets	353	374
Gross derivative assets recorded	169,200	229,500
Gross derivative liabilities recorded	170,000	232,800
Interest rate derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	98,500	137,400
Gross derivative liabilities recorded	90,800	129,300
Foreign exchange derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	40,000	59,300
Gross derivative liabilities recorded	46,700	69,300
Equity/index-related derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	21,300	22,700
Gross derivative liabilities recorded	23,400	24,500
Credit derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	7,800	7,900
Gross derivative liabilities recorded	8,400	8,500
Other products
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	1,600	2,200
Gross derivative liabilities recorded	700	1,200
Sales with longevity swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Carrying amount derecognized	259	277
Gross cash proceeds received for assets derecognized	319	340
Fair value of transferred assets	353	374
Derivatives related to Transfers of Assets accounted for as sale
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	522	556
Gross derivative liabilities recorded	0	0
Derivatives related to Transfers of Assets accounted for as sale | Other products
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	522	556
Derivatives related to Transfers of Assets accounted for as sale | Sales with longevity swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	522	556
Bank
Transfer of Financial Assets Accounted for as Sales [Line Items]
Carrying amount derecognized	259	277
Gross cash proceeds received for assets derecognized	319	340
Fair value of transferred assets	353	374
Gross derivative assets recorded	169,200	229,500
Gross derivative liabilities recorded	170,100	233,000
Bank | Interest rate derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	98,500	137,400
Gross derivative liabilities recorded	90,900	129,300
Bank | Foreign exchange derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	40,000	59,300
Gross derivative liabilities recorded	46,700	69,300
Bank | Equity/index-related derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	21,300	22,700
Gross derivative liabilities recorded	23,400	24,700
Bank | Credit derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	7,800	7,900
Gross derivative liabilities recorded	8,400	8,500
Bank | Other products
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	1,600	2,200
Gross derivative liabilities recorded	700	1,200
Bank | Sales with longevity swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Carrying amount derecognized	259	277
Gross cash proceeds received for assets derecognized	319	340
Fair value of transferred assets	353	374
Bank | Derivatives related to Transfers of Assets accounted for as sale
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	522	556
Gross derivative liabilities recorded	0	0
Bank | Derivatives related to Transfers of Assets accounted for as sale | Other products
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	522	556
Bank | Derivatives related to Transfers of Assets accounted for as sale | Sales with longevity swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	SFr 522	SFr 556